Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net, consisted of the following:
	As of March 31,
	2026	2025
Software	$548,295	$609,099
Less: accumulated amortization	(480,758)	(525,193)
Intangible assets, net	$67,537	$83,906